ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details)		12 Months Ended
	Jul. 29, 2021 USD ($) a vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) property	Dec. 31, 2021 USD ($) a	Dec. 31, 2020 USD ($)
Real Estate [Line Items]
Held-for-sale assets acquired		$ 14,701,000
Assets held-for-sale		200,000	$ 200,000	$ 200,000	$ 200,000	$ 0
Number of held-for-sale assets sold			2	1
Actively marketed property acquired		52,751,000
Actively marketed property		50,364,000	$ 50,364,000	$ 50,364,000	$ 50,364,000	$ 0
Hawaii Land
Real Estate [Line Items]
Area of land sold (in acres) | a					725
Actively marketed property		2,400,000	2,400,000	2,400,000	$ 2,400,000
Company-owned Plane
Real Estate [Line Items]
Assets held-for-sale		7,200,000	7,200,000	7,200,000	7,200,000
Vessels
Real Estate [Line Items]
Assets held-for-sale		8,800,000	8,800,000	8,800,000	8,800,000
Later America Properties
Real Estate [Line Items]
Assets held-for-sale		4,100,000	4,100,000	4,100,000	4,100,000
Ranch In North America
Real Estate [Line Items]
Assets held-for-sale		$ 1,600,000	$ 1,600,000	$ 1,600,000	$ 1,600,000
Legacy Dole
Real Estate [Line Items]
Held-for-sale assets acquired	$ 14,700,000
Number of assets acquired considered held-for-sale | vessel	2
Actively marketed property acquired	$ 52,800,000
Legacy Dole | Hawaii Land
Real Estate [Line Items]
Area of land (in acres) | a	5,173